Report of the Directors (Tables)	12 Months Ended
Dec. 31, 2018
Report Of The Directors Strategic Report [Abstract]
Analysis of adjusted results by global business

Retail Banking and Wealth Management (‘RBWM’)	Commercial Banking (‘CMB’)	Global Banking and Markets (‘GB&M’)	Global Private Banking (‘GPB’)
We help 38 million customers across the world to manage their finances, buy their homes, and save and invest for the future.

Our HSBC Premier and Advance propositions are aimed at mass affluent and emerging affluent customers who value international connectivity. For customers with simpler banking needs, we offer a full range of products and services reflecting local requirements.

We support approximately 1.5 million business customers in 53 countries and territories, ranging from small enterprises focused primarily on their domestic markets, through to large companies operating globally.

Our services include working capital, term loans, payment services and international trade facilitation, as well as expertise in mergers and acquisitions, and access to financial markets.

We serve approximately 4,100 clients in more than 50 countries and territories. We support major government, corporate and institutional clients worldwide.

Our product specialists continue to deliver a comprehensive range of transaction banking, financing, advisory, capital markets and risk management services.

We serve high net worth and ultra high net worth individuals and families, including those with international banking needs.

Services provided include Investment Management, which includes advisory and brokerage services, and Private Wealth Solutions, which comprises trusts and estate planning, to protect and preserve wealth for future generations.

Adjusted profit before tax<>
(2017: $6.5bn)	(2017: $6.8bn)	(2017: $5.8bn)	(2017: $0.3bn)
$7.1bn	$7.7bn	$6.1bn	$0.3bn
Adjusted risk-weighted assets<>
(31 Dec 2017: $118.1bn)	(31 Dec 2017: $289.8bn)	(31 Dec 2017: $293.2bn)	(31 Dec 2017: $15.8bn)
$126.9bn	$321.2bn	$281.0bn	$16.8bn
<>Our global businesses are presented on an adjusted basis, which is consistent with the way in which we assess the performance of our global businesses.

Delivery against Group financial targets

Return on tangible equity <> 8.6% Target: >11% by 2020	Adjusted jaws<> (1.2)% Target: positive	Dividends per ordinary share in respect of 2018 $0.51 Target: sustain
(2017: 6.8%)
ÑFor further details, see page 17.

Management view of adjusted revenue<>	Footnotes	2018 $m	2017 $m	2016 $m	2018 vs 2017
					$m	%
Retail Banking		15,262	13,456	12,690	1,806	13
Current accounts, savings and deposits		8,534	6,296	5,186	2,238	36
Personal lending		6,728	7,160	7,504	(432)	(6)
– mortgages		1,937	2,372	2,585	(435)	(18)
– credit cards		2,880	2,886	3,018	(6)	—
– other personal lending	23	1,911	1,902	1,901	9	—
Wealth Management		6,104	6,215	5,230	(111)	(2)
– investment distribution	24	3,383	3,279	2,902	104	3
– life insurance manufacturing		1,656	1,870	1,362	(214)	(11)
– asset management		1,065	1,066	966	(1)	—
Other	25	569	549	563	20	4
Net operating income	26	21,935	20,220	18,483	1,715	8
Adjusted RoRWA (%)	27	5.8	5.6	4.7
RoTE excluding significant items and UK bank levy (%)		21.0	21.6	16.3
ÑFor footnotes, see page 89.

Management view of adjusted revenue<>	Footnotes	2018 $m	2017 $m	2016 $m	2018 vs 2017
					$m	%
Global Trade and Receivables Finance		1,865	1,821	1,833	44	2
Credit and Lending		5,342	5,101	5,053	241	5
Global Liquidity and Cash Management		5,802	4,775	4,249	1,027	22
Markets products, Insurance and Investments and Other	28	1,876	1,550	1,521	326	21
Net operating income	26	14,885	13,247	12,656	1,638	12
Adjusted RoRWA (%)	27	2.5	2.4	2.2
RoTE excluding significant items and UK bank levy (%)		14.0	14.0	13.0

ÑFor footnotes, see page 89.

Management view of adjusted revenue<>	Footnotes	2018 $m	2017 $m	2016 $m	2018 vs 2017
					$m	%
Global Markets		6,490	7,009	6,731	(519)	(7)
– FICC		5,271	5,714	5,720	(443)	(8)
Foreign Exchange		3,022	2,622	2,777	400	15
Rates		1,482	2,147	2,148	(665)	(31)
Credit		767	945	795	(178)	(19)
– Equities		1,219	1,295	1,011	(76)	(6)
Securities Services		1,973	1,772	1,577	201	11
Global Banking		4,115	4,048	3,819	67	2
Global Liquidity and Cash Management		2,645	2,213	1,884	432	20
Global Trade and Receivables Finance		809	757	689	52	7
Principal Investments		224	327	221	(103)	(31)
Credit and funding valuation adjustments	29	(183)	(262)	(55)	79	30
Other	30,31	(561)	(579)	(59)	18	3
Net operating income	26,31	15,512	15,285	14,807	227	1
Adjusted RoRWA (%)	27	2.1	2.0	1.8
RoTE excluding significant items and UK bank levy (%)		10.5	10.6	10.2

ÑFor footnotes, see page 89.

Management view of adjusted revenue<>	Footnotes	2018 $m	2017 $m	2016 $m	2018 vs 2017
					$m	%
Investment revenue		717	700	738	17	2
Lending		391	393	420	(2)	(1)
Deposit		497	404	345	93	23
Other		180	226	267	(46)	(20)
Net operating income	26	1,785	1,723	1,770	62	4
Adjusted RoRWA (%)	27	2.1	1.9	1.7
RoTE excluding significant items and UK bank levy (%)		9.9	7.1	5.6

ÑFor footnotes, see page 89.

Management view of adjusted revenue<>	Footnotes	2018 $m	2017 $m	2016 $m	2018 vs 2017
					$m	%
Central Treasury	33	662	1,728	1,706	(1,066)	(62)
Legacy portfolios		(93)	(26)	26	(67)	>(100)
Other	34	(746)	(516)	(188)	(230)	(45)
Net operating income	26	(177)	1,186	1,544	(1,363)	(115)
RoTE excluding significant items and UK bank levy (%)		(5.7)%	(5.2)%	(1.9)%
ÑFor footnotes, see page 89.

HSBC adjusted profit before tax and balance sheet data
		2018
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income before change in expected credit losses and other credit impairment charges	26	21,935	14,885	15,512	1,785	(177)	53,940
– external		17,270	14,652	17,986	1,497	2,535	53,940
– inter-segment		4,665	233	(2,474)	288	(2,712)	—
of which: net interest income/(expense)		15,822	10,666	5,259	888	(2,199)	30,436
Change in expected credit losses and other credit impairment charges		(1,177)	(739)	26	8	115	(1,767)
Net operating income/(expense)		20,758	14,146	15,538	1,793	(62)	52,173
Total operating expenses		(13,711)	(6,477)	(9,460)	(1,449)	(1,893)	(32,990)
Operating profit/(loss)		7,047	7,669	6,078	344	(1,955)	19,183
Share of profit in associates and joint ventures		33	—	—	—	2,503	2,536
Adjusted profit before tax		7,080	7,669	6,078	344	548	21,719
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		32.6	35.3	28.0	1.6	2.5	100.0
Adjusted cost efficiency ratio		62.5	43.5	61.0	81.2	(1,069.5)	61.2
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		361,872	333,162	244,978	39,217	2,467	981,696
Interests in associates and joint ventures		397	—	—	—	22,010	22,407
Total external assets		476,784	360,216	1,012,272	43,790	665,062	2,558,124
Customer accounts		640,924	357,596	290,914	64,658	8,551	1,362,643
Adjusted risk-weighted assets (unaudited)	64	126,865	321,244	281,021	16,824	118,550	864,504

		2017
Net operating income before loan impairment charges and other credit risk provisions	26	20,220	13,247	15,285	1,723	1,186	51,661
– external		17,024	13,378	16,557	1,453	3,249	51,661
– inter-segment		3,196	(131)	(1,272)	270	(2,063)	—
of which: net interest income/(expense)		13,927	9,060	4,851	825	(481)	28,182
Loan impairment charges and other credit risk provisions/(recoveries)		(969)	(465)	(446)	(16)	183	(1,713)
Net operating income		19,251	12,782	14,839	1,707	1,369	49,948
Total operating expenses		(12,786)	(5,953)	(8,991)	(1,411)	(2,090)	(31,231)
Operating profit/(loss)		6,465	6,829	5,848	296	(721)	18,717
Share of profit in associates and joint ventures		14	—	—	—	2,402	2,416
Adjusted profit before tax		6,479	6,829	5,848	296	1,681	21,133
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		30.6	32.3	27.7	1.4	8.0	100.0
Adjusted cost efficiency ratio		63.2	44.9	58.8	81.9	176.2	60.5
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		332,261	305,213	244,476	39,597	7,294	928,841
Interests in associates and joint ventures		363	—	—	—	21,656	22,019
Total external assets		451,516	336,163	946,747	46,247	662,364	2,443,037
Customer accounts		621,092	351,617	273,080	64,957	10,883	1,321,629
Adjusted risk-weighted assets (unaudited)	64	118,131	289,824	293,135	15,795	128,795	845,680
For footnotes, see page 89.

HSBC adjusted profit before tax and balance sheet data (continued)
		2016
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income before loan impairment charges and other credit risk provisions	26	18,483	12,656	14,807	1,770	1,544	49,260
– external		16,050	12,656	17,488	1,512	1,554	49,260
– inter-segment		2,433	—	(2,681)	258	(10)	—
of which: net interest income		12,906	8,506	4,800	813	1,176	28,201
Loan impairment charges and other credit risk provisions		(1,101)	(986)	(461)	—	(24)	(2,572)
Net operating income		17,382	11,670	14,346	1,770	1,520	46,688
Total operating expenses		(12,144)	(5,747)	(8,846)	(1,484)	(1,926)	(30,147)
Operating profit/(loss)		5,238	5,923	5,500	286	(406)	16,541
Share of profit in associates and joint ventures		20	—	—	—	2,345	2,365
Adjusted profit before tax		5,258	5,923	5,500	286	1,939	18,906
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		27.8	31.3	29.1	1.5	10.3	100.0
Adjusted cost efficiency ratio		65.7	45.4	59.7	83.8	124.7	61.2
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		312,393	285,253	230,171	36,222	12,331	876,370
Interests in associates and joint ventures		391	—	—	—	19,635	20,026
Total external assets		421,559	309,905	949,732	43,663	692,740	2,417,599
Customer accounts		595,765	346,746	261,949	71,389	14,344	1,290,193
Adjusted risk-weighted assets (unaudited)	64	111,617	276,705	301,728	15,418	149,680	855,148

For footnotes, see page 89.

Reconciliation of reported and adjusted items

Adjusted results reconciliation
		2018			2017				2016
		Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue	26	53,940	(160)	53,780	51,661	(133)	(83)	51,445	49,260	803	(2,097)	47,966
ECL		(1,767)	—	(1,767)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LICs		N/A	N/A	N/A	(1,713)	(56)	—	(1,769)	(2,572)	(24)	(804)	(3,400)
Operating expenses		(32,990)	(1,669)	(34,659)	(31,231)	143	(3,796)	(34,884)	(30,147)	(361)	(9,300)	(39,808)
Share of profit in associates and joint ventures		2,536	—	2,536	2,416	(41)	—	2,375	2,365	(10)	(1)	2,354
Profit/(loss) before tax		21,719	(1,829)	19,890	21,133	(87)	(3,879)	17,167	18,906	408	(12,202)	7,112
For footnotes, see page 89.

Adjusted balance sheet reconciliation
	2018	2017			2016
	Reported and adjusted	Adjusted	Currency translation	Reported	Adjusted	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	981,696	928,841	34,123	962,964	876,370	(14,866)	861,504
Interests in associates and joint ventures	22,407	22,019	725	22,744	20,026	3	20,029
Total external assets	2,558,124	2,443,037	78,734	2,521,771	2,417,599	(42,613)	2,374,986
Customer accounts	1,362,643	1,321,629	42,833	1,364,462	1,290,193	(17,807)	1,272,386

Adjusted profit reconciliation
		2018	2017	2016
	Footnotes	$m	$m	$m
Year ended 31 Dec
Adjusted profit before tax		21,719	21,133	18,906
Significant items		(1,829)	(3,879)	(12,202)
– customer redress programmes (revenue)		53	(108)	2
– disposals, acquisitions and investment in new businesses (revenue)		(113)	274	264
– fair value movements on financial instruments	65, 66	(100)	(245)	(2,453)
– costs of structural reform		(361)	(420)	(223)
– costs to achieve		—	(3,002)	(3,118)
– customer redress programmes (operating expenses)		(146)	(655)	(559)
– disposals, acquisitions and investment in new businesses (operating expenses)		(52)	(53)	(1,087)
– disposals, acquisitions and investment in new businesses (LICs)		—	—	(748)
– gain on partial settlement of pension obligation		—	188	—
– impairment of GPB – Europe goodwill		—	—	(3,240)
– past service costs of guaranteed minimum pension benefits equalisation		(228)	—	—
– restructuring and other related costs		(66)	—	—
– settlements and provisions in connection with legal and other regulatory matters		(816)	198	(1,025)
– disposals, acquisitions and investment in new businesses (share of profit in associates and joint ventures)		—	—	(1)
– currency translation on significant items			(56)	(14)
Currency translation			(87)	408
Reported profit before tax		19,890	17,167	7,112

For footnotes, see page 89.